ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma information has been prepared for illustrative purposes only and assumes the Viking Acquisition Group LLC (“VAG”) and Viking Prep Plant LLC (“VPP”) acquisitions occurred on January 1, 2012. The unaudited pro forma results have been prepared based on estimates and assumptions which the Company believes are reasonable, however, they are not necessarily indicative of the consolidated results of operations had the VAG and VPP acquisitions occurred on January 1, 2012, or of future results of operations.

	Year Ended
	December 31, 2013	December 31, 2012

	(In thousands)
Total Revenues
As reported	$7,343	$8,928
Pro forma VAG	7,984	9,311
Pro forma VPP	11,297	13,037
Pro forma Total	$11,938	$13,420

Operating Loss
As reported	$(83,169)	$(16,470)
Pro forma VAG	(82,818)	(17,084)
Pro forma VPP	(83,723)	(17,069)
Pro forma Total	$(85,409)	$(20,216)

Net loss applicable to common shareholders
As reported	$(158,232)	$(402,562)
Pro forma VAG	(157,881)	(403,176)
Pro forma VPP	(158,786)	(403,161)
Pro forma Total	$(160,468)	$(406,308)

Net loss per share applicable to common shareholders
As reported	$(119.28)	$(1,125.72)
Pro forma VAG	(119.02)	(1,127.44)
Pro forma VPP	(119.70)	(1,127.40)
Pro forma Total	$(120.97)	$(1,136.20)

Schedule of Business Acquisition,Purchase Price Allocation [Table Text Block]
The total purchase price has been preliminary allocated as follows:

Accounts receivable	$16
Leased mineral rights	20,117
Accounts payable	(1,007)
Royalties payable	(875)
Derivative liabilities	(4,052)
Asset retirement obligations	(836)
$13,363

The total purchase price has been preliminary allocated as follows:

Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Derivative liabilities	(7,239)
Asset retirement obligations	(106)
$28,402

Schedule of Business Acquisition Depreciation Depletion and Interest Expenses [Table Text Block]
Pro forma amounts included the following adjustments for depreciation, depletion and related interest expenses assuming the acquisition occurred on January 1, 2012:

	Year ended December 31, 2013	Year ended December 31, 2012
Depreciation Expense	$452	$483
Depletion Expense	57	95
Interest Expense	1,017	1,266

Viking Acquisition Group LLC [Member]
ACQUISITIONS
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Cash	$125
Common Stock Issued	5,875
Senior Security Note	9,000
Total purchase price	$15,000
Fair value adjustment	1,637
Total adjusted purchase price	$13,363

Common Stock issued
	$10,000
Promissory Note		6,000
Senior Secured Note		14,000
Total purchase price		$30,000
Fair value adjustment		1,598
Total adjusted purchase price		$28,402

Five Mile Investment LLC [Member]
ACQUISITIONS
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Following is a detail of the amounts related to Kentucky property- Five Mile included in “Advances for acquisition of coal property” on the consolidated Balance sheet:

Promissory Note Kentucky	$7,500
Promissory Note Williams	2,000
Promissory Note RJLT	1,500
Warrant	6,122
Common shares	4,725
Other	8
Total advances for acquistion of coal property	$21,855